Financial Risk Factors and Risk Management - Foreign Currency Exposure (Details) - Foreign Currency - EUR (€) € in Billions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK FACTORS
Exposure	€ 0.9	€ 1.0
Average
FINANCIAL RISK FACTORS
Exposure	0.9	0.7
Highest
FINANCIAL RISK FACTORS
Exposure	1.0	1.0
Lowest
FINANCIAL RISK FACTORS
Exposure	€ 0.9	€ 0.6